ATA INC (Parent Company) (Details 2)	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Condensed Financial Statements
Operating expenses	$ (24,408,831)	¥ (157,388,148)	¥ (147,937,753)	¥ (154,809,412)
Interest income	554,080	3,572,711	4,136,454	4,770,024
Foreign currency exchange gains (losses), net	(233,486)	(1,505,518)	(1,067,149)	(49,200)
Earnings before income taxes	6,974,670	44,972,666	32,630,866	47,171,897
Income tax expense	2,934,473	18,921,479	9,575,146	19,895,462
Net income	4,040,197	26,051,187	23,055,720	27,276,435
Foreign currency translation adjustment, net of nil income taxes	310,570	2,002,553	(30,753)	(766,783)
Comprehensive income	4,350,767	28,053,740	23,024,967	26,509,652
Income tax on foreign currency translation adjustment		0	0	0
ATA INC.
Condensed Financial Statements
Operating expenses	(665,645)	(4,292,082)	(4,612,306)	(5,415,249)
Investment income	4,726,484	30,476,370	27,609,211	32,612,787
Interest income	12,383	79,847	144,869	40,889
Foreign currency exchange gains (losses), net	(33,025)	(212,948)	(86,054)	38,008
Earnings before income taxes	4,040,197	26,051,187	23,055,720	27,276,435
Net income	4,040,197	26,051,187	23,055,720	27,276,435
Foreign currency translation adjustment, net of nil income taxes	310,570	2,002,553	(30,753)	(766,783)
Comprehensive income	$ 4,350,767	28,053,740	23,024,967	26,509,652
Income tax on foreign currency translation adjustment		¥ 0	¥ 0	¥ 0